Share-based Compensation - Restricted Ordinary Shares (Details) - Restricted Stock ¥ in Thousands		1 Months Ended		12 Months Ended
	Mar. 04, 2012 shares	Mar. 31, 2012 shares	May 31, 2011 $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based Compensation
Ordinary shares reserved for restricted Stock (in shares)	7,301,587		7,500,000
Fair value of ordinary shares | $ / shares			$ 0.151
Vesting term	4 years		4 years
Stock compensation expense | ¥				¥ 0	¥ 0	¥ 249
Series B Redeemable Convertible Preferred Shares
Share-based Compensation
Restricted ordinary shares transferred by the founder to a consultant for his service		198,413
After twelve months on May 26, 2012
Share-based Compensation
Vesting right (as a percent)			25.00%
Next three years after twelve months on May 26, 2012
Share-based Compensation
Vesting right (as a percent)			75.00%
Number of years for which the award is vested in equal instalments			3 years